Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventories [Abstract]
Inventories

4.            Inventories

The components of inventories are summarized below (in thousands):

	June 30,	December 31,
	2013	2012
Raw materials	$ 4,898	$ 5,130
Work in process	3,743	4,360
Finished goods	5,485	5,779
Provision for excess and obsolete inventory	(282)	(357)
Total inventories	$ 13,844	$ 14,912

Included in raw materials and finished goods at June  30, 2013 and December 31, 2012 are goods in transit of approximately $0.2 and $0.3 million, respectively.

6.	Inventories

The components of inventories are summarized below (in thousands):

	December 31,
	2012	2011
Raw materials	$5,130	$6,184
Work in process	4,360	2,974
Finished goods	5,779	5,217
Provision for excess and obsolete inventory	(357)	(664)
Total inventories	$14,912	$13,711

Included in raw materials are goods in transit of approximately $0.3 million (2011 - $0.3 million).